Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 15 – SUBSEQUENT EVENTS

In July 2016, HTCC, its parent company Taiying, and Beijing Jiate Information Technology Co., Ltd. (“Jiate”) entered into an investment agreement, pursuant to which Jiate will contribute RMB4,900,000 (approximately $706,000) into HTCC in order to obtain 49% equity interest in HTCC. Based on the agreement, all the parties agreed to complete the registration process with local administrative department within 30 days after the agreement was signed and Jiate is entitled to HTCC’s earnings after injecting the first portion of investment in the amount of RMB2,450,000 (approximately $356,000) prior to February 1, 2017. The registration process was completed on July 11, 2016 and HTCC received the capital contribution of $356,000 on January 31, 2017. See Note 9 for more discussion.

On November 12, 2016, the Company entered into a share subscription agreement with Beijing Ling Ban Future Technology Co. Ltd. (“Ling Ban”), pursuant to which the Company agreed to invest RMB 18 million (approximately $2,592,000) in Ling Ban in order to obtain 6% equity interest in Ling Ban. On March 23, 2017, the Company transferred RMB 8 million (approximately $1,162,000) to Ling Ban. No additional investment was made by the Company as of the filing date.

On November 12, 2016, the Company entered into an investment agreement with Beijing Ling Ban Intelligence Online Services Co., Ltd. (“Ling Ban Online”), a wholly owned subsidiary of Ling Ban. Pursuant to the agreement the Company agreed to invest RMB 6 million (approximately $864,000) in Ling Ban Online in order to obtain 10% of equity interest in Ling Ban Online as well as to acquire additional 10% equity interest in Ling Ban Online from Ling Ban for a cash consideration of RMB 6 million (approximately $864,000). On January 4, 2017, the Company transferred RMB 6 million (approximately $864,000) to Ling Ban Online. No additional payment was made by the Company as of the filing date.